Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities Disclosure [Abstract]
Disclosure of Marketable Securities

As at	December 31, 2023	December 31, 2022
Balance, beginning of year	21,926	83,724
Acquisition (note 5(c))	876	—
Additions	—	3,755
Dispositions	(13,319)	—
Change in fair value recognized in profit or loss	(9,258)	(65,553)
Balance, end of period	225	21,926